CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Jun. 30, 2023	May 04, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Nov. 08, 2021	Feb. 17, 2021
Current Assets:
Cash	$ 212,936			$ 521,149			$ 1,214,555
Prepaid expenses	49,476			331,453			396,482
Total Current Assets	262,412			852,602			1,611,037
Marketable securities and cash held in Trust Account	43,181,282		$ 42,000,000	356,190,233			351,921,694	$ 2,089,239
Total Assets	43,443,694			357,042,835			353,856,716
Current Liabilities:
Due to related party	$ 44,174			$ 10,024			$ 2,727
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember			us-gaap:RelatedPartyMember			us-gaap:RelatedPartyMember
Accrued income taxes	$ 248,950			$ 485,207
Accounts payable and accrued expenses	2,856,179			79,569			$ 309,438
Excise tax payable	3,173,873
Total Current Liabilities	6,323,176			574,800			312,165
Warrant liability	1,599,000			1,812,200			18,655,000
Sponsor loans, at fair value	1,664,000			1,000,000			5,490,000
Deferred underwriters' discount	12,075,000			12,075,000			12,075,000
Total Liabilities	21,661,176			15,462,000			36,532,165
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(21,324,282)			(14,063,963)			(34,576,312)
Total Stockholders' Deficit	(21,323,419)	$ (19,817,268)		(14,063,100)	$ (17,251,180)	$ (19,236,614)	(34,575,449)		$ 0
Total Liabilities and Stockholders' Deficit	43,443,694			357,042,835			353,856,716
Class A common stock
Stockholders' Deficit:
Common stock	0			0
Class A common stock subject to possible redemption
Current Liabilities:
Common stock subject to possible redemption, 4,039,934 and 34,500,000 shares at redemption value of $10.67 and $10.31 at September 30, 2023 and December 31, 2022, respectively	43,105,937			355,643,935	$ 353,333,558		351,900,000
Class B common stock
Stockholders' Deficit:
Common stock	$ 863			$ 863			$ 863